Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Operating Leases with Initial Terms of One-Year or More

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2015:

	RMB	US$
	(In thousands)
2016	3,358,242	518,423
2017	1,300,298	200,731
2018	1,046,187	161,503
2019	620,844	95,842
2020	397,378	61,345
Thereafter	147,415	22,757

	6,870,364	1,060,601

Future Minimum Lease Payments For Non-cancelable Licensing Agreements

Future minimum payments under non-cancelable licensing agreements consist of the following as of December 31, 2015:

	RMB	US$
	(In thousands)
2016	3,122,843	482,084
2017	217,219	33,533
2018	241,014	37,206
2019	251,674	38,852
2020	154,250	23,812
Thereafter	1,022,963	157,918

	5,009,963	773,405